FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 2) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets		$ 39,132,512	$ 35,823,605
Liabilities		35,887,052	32,675,685
Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		8,741,417	7,768,166
Level 3 [Member]
Disclosure of financial assets [line items]
Assets		12,193	22,987	$ 40,034
Liabilities			7	$ 43
Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Assets	[1]		27,563,229
Not Measured At Fair Value [Member]
Disclosure of financial assets [line items]
Assets		30,575,611	28,518,929
Liabilities		32,375,241	28,375,550
Not Measured At Fair Value [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		23,770,106	20,887,959
Not Measured At Fair Value [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities		8,605,135	7,487,591
Not Measured At Fair Value [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities
Not Measured At Fair Value [Member] | Level 1 [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 1 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Liabilities		32,375,241	28,375,550
Not Measured At Fair Value [Member] | Level 2 [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		23,770,106	20,887,959
Not Measured At Fair Value [Member] | Level 2 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities		8,605,135	7,487,591
Not Measured At Fair Value [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets		30,575,611	28,518,929
Liabilities
Not Measured At Fair Value [Member] | Level 3 [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Level 3 [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities
Not Measured At Fair Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Assets		30,575,611	28,518,929
Not Measured At Fair Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Not Measured At Fair Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Not Measured At Fair Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets		$ 30,575,611	$ 28,518,929

[1]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.